DERIVATIVE FINANCIAL INSTRUMENTS -Schedule of Information About Terms and Conditions of Hedging Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Notional	$ 2,330	$ 2,556
Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional	47	0
Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	2,283	2,556
Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional	0
Less than 1 year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	288
1 to 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional	47
1 to 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	1,650
Thereafter | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional	0
Thereafter | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	345
Interest rate swaps and other
Disclosure of detailed information about hedging instruments [line items]
Notional	2,330	2,556
Interest rate swaps and other | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional	47	0
Interest rate swaps and other | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	2,283	$ 2,556
Interest rate swaps and other | Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional	0
Interest rate swaps and other | Less than 1 year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	288
Interest rate swaps and other | 1 to 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional	47
Interest rate swaps and other | 1 to 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	1,650
Interest rate swaps and other | Thereafter | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional	0
Interest rate swaps and other | Thereafter | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	$ 345